FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	1,797,900	$ 1,261,500
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	404,191	350,095
Total financial liabilities	42,691	110,539
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	7,222	78,114
Fair value measurement at Recurring basis | Share based liabilities
FAIR VALUE MEASUREMENT
Total financial liabilities	35,469	32,425
Fair value measurement at Recurring basis | Trade receivables.
FAIR VALUE MEASUREMENT
Total financial assets	8,148	8,579
Fair value measurement at Recurring basis | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	323,711	304,618
Fair value measurement at Recurring basis | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	21,546	28,124
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	50,786	8,774
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	293,145	279,303
Total financial liabilities	35,469	32,425
Fair value measurement at Recurring basis | Level 1 | Share based liabilities
FAIR VALUE MEASUREMENT
Total financial liabilities	35,469	32,425
Fair value measurement at Recurring basis | Level 1 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	293,145	279,303
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	111,046	70,792
Total financial liabilities	7,222	78,114
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	7,222	78,114
Fair value measurement at Recurring basis | Level 2 | Trade receivables.
FAIR VALUE MEASUREMENT
Total financial assets	8,148	8,579
Fair value measurement at Recurring basis | Level 2 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	30,566	25,315
Fair value measurement at Recurring basis | Level 2 | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	21,546	28,124
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 50,786	$ 8,774